Related Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2020
Related Party Disclosures [Abstract]
Compensation of key management personnel
Compensation of key management personnel

	Years ended August 31,
	2020	2019	2018

Salaries and short-term employee benefits	$4,086	$4,029	$3,985
Stock-based compensation costs	1,391	1,175	1,047
	$5,477	$5,204	$5,032